Debt - Schedule of Principal payments for each debt obligation, excluding short-term borrowings (Details) $ in Millions	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
2023	$ 61
2024	533
2025	913
2026	1,763
2027	1,242
2028 and thereafter	1,283
Total principal payments	5,795
U.S. Dollar Denominated
Debt Instrument [Line Items]
2023	61
2024	0
2025	700
2026	750
2027	815
2028 and thereafter	750
Total principal payments	3,076
Euro Denominated
Debt Instrument [Line Items]
2023	0
2024	533
2025	213
2026	1,013
2027	427
2028 and thereafter	533
Total principal payments	$ 2,720